DIVIDENDS AND INTEREST ON EQUITY - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DIVIDENDS AND INTEREST ON EQUITY
Beginning Balance	R$ 3,587,417	R$ 4,172,916
Supplementary dividends	2,195,575	2,468,684
Interim interest on equity (net of IRRF)	3,435,500	3,199,800
Unclaimed dividends and interest on equity	(99,788)	(82,898)
Payment of dividends and interest on equity	(5,259,367)	(6,176,842)
IRRF on shareholders exempt/immune from interest on equity	6,661	5,757
Ending Balance	R$ 3,865,998	R$ 3,587,417